Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Items Except for Equity Accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.0288	7.1884
Consolidated Statements of Operations and Comprehensive Loss, and Cash Flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.144	7.1205	7.0422